Note 8 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 7,362	$ 4,322	$ 12,414
Temporary difference, furniture, fixtures and equipment, and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	21,969	22,703
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(1,274)	(8,479)
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(591)	(121)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(9,361)	(7,714)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(364)	(1,065)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (3,017)	$ (1,003)